UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001541492

PFS FINANCING CORP.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): NOT APPLICABLE

Central Index Key Number of underwriter (if applicable): NOT APPLICABLE

Carl W. Struby, Lathrop GPM, 816-460-5834
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II; FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants, dated June  8, 2020, delivered by PricewaterhouseCoopers LLP, obtained by IPFS Corporation and PFS Financing Corp., with respect to assertions by management of IPFS Corporation and PFS Financing Corp. included in the accompanying Report of Management on Compliance that PFS Financing Corp.’s  Series 2020-A Premium Finance Asset Back Fixed Rate Notes, Class A, CUSIP # 69335P DP7, complied with the stated eligibility criteria for the underlying assets under the Federal Reserve’s Term Asset-Back Securities Loan Facility.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:   June 9, 2020

IPFS Corporation
(Depositor)

By:	/s/ Bryan J. Andres
Name:	Bryan J. Andres
Title:	Executive Vice President & Chief Financial Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Accountants dated June 8, 2020